LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
	Year ended December 31,
	2022	2021	2020
Operating lease cost	$4,617	$4,422	$3,914
Short-term lease cost	1, 614	1,542	1,580
Total lease cost	$6,231	$5,964	$5,494

Other information: Cash paid for amounts included in the measurement of Lease liabilities:

	Year ended December 31,
	2022	2021	2020
Operating cash flows from operating leases	$4,625	$4,465	$3,962
Right-of-use assets obtained in exchange for new operating lease liabilities	3,885	3,164	4,941
Weighted-average remaining lease term-operating leases	3.3 years	4.0 years	4.5 years
Weighted-average remaining lease term-operating leases	5.34%	5.12%	4.8%

Schedule of Supplemental Cash Flow Information Related to Leases
	December 31,
	2022	2021
Operating lease ROU assets	$10,201	$10,938

Operating lease liabilities - current	$3,969	$3,317
Operating lease liabilities - non current	6,375	8,298
Total operating lease liabilities	$10,344	$11,615

Schedule of Future Minimum Lease Payment
Year ending December 31,
2023	4,361
2024	3,398
2025	1,570
2026	1,050
2027	720
Thereafter	251
Total future minimum lease payments	11,350
Less: imputed interest	1,006
Total	$10,344